Share-based compensation - Schedule of non-vested restricted equity activity (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted equity beginning balance | shares	4,900,000
Forfeited | shares	(1,039,780)
Vested | shares	(1,810,754)
Non-vested restricted equity ending balance | shares	2,049,466
Weighted average grant-date fair vale Outstanding | ¥ / shares	¥ 18.45
Weighted average grant-date fair value, Forfeited | ¥ / shares	18.45
Weighted average grant-date fair value, Vested | ¥ / shares	19.27
Weighted average grant-date fair vale Outstanding | ¥ / shares	¥ 31.50